DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
DERIVATIVE INSTRUMENTS
Schedule of fair value amounts of derivative instruments

The following table summarizes the location and fair value amounts of derivative instruments reported in the Consolidated Balance Sheets (in thousands):

	As of December 31,
	2022		2021
	Asset	Liability	Asset	Liability
Derivatives not designated as hedging instruments:
Interest rate swaps	$9,032	$—	$—	$13,759
Foreign currency exchange options	—	—	804	—
Total derivatives	$9,032	$—	$804	$13,759